Equity-Accounted Investees - Asanko Gold (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint operations [line items]
Assets held for sale	$ 153.3	$ 0.0
Investment in joint ventures	538.6	72.5
Statement of financial position – Asanko
Non-current assets	6,338.6	5,535.7
Non-current liabilities	(2,100.7)	(2,213.2)
Current liabilities	(1,505.8)	(785.4)
Investment in joint ventures	538.6	72.5
Revenue	4,500.7	4,286.7	$ 4,195.2
Depreciation and amortisation	(795.3)	(844.3)	(713.2)
Other expenses	(48.8)	(15.3)	(49.2)
Royalties	(116.4)	(110.4)	(112.4)
Profit (loss)	726.3	721.7	829.5
Property, plant and equipment	5,074.4	4,815.7
Cash and cash equivalents	648.7	769.4	524.7	$ 886.8
Asanko Gold
Statement of financial position – Asanko
Cash and cash equivalents	138.6	91.3
Asanko Gold
Disclosure of joint operations [line items]
Initial investment at cost	86.9	86.9
Share of accumulated profit brought forward	87.9	74.9
Share of profit after taxation before impairment	28.0	13.0
Cumulative impairment	(149.2)	(102.3)
Assets held for sale	53.6	0.0
Investment in joint ventures	53.6	72.5
Statement of financial position – Asanko
Non-current assets	218.0	262.7
Current assets	202.8	175.7
Non-current liabilities	(82.6)	(69.7)
Current liabilities	(37.7)	(29.0)
Net assets	300.5	339.7
Less: Shika redeemable preference shares	(186.4)	(186.4)
Net assets attributable to ordinary shareholders	114.1	153.3
Group's share of net assets	53.6	72.5
Cash consideration paid	165.0	165.0
Less: Consideration allocated to the redeemable preference shares (note 17)	(129.9)	(129.9)
Consideration paid for equity portion	35.1	35.1
Gain on acquisition	51.8	51.8
Share of accumulated losses brought forward	87.9	74.9
Share of profit after taxation before impairment	28.0	13.0
Impairment	(149.2)	(102.3)
Investment in joint ventures	53.6	72.5
Revenue	256.5	297.1
Production costs	(155.6)	(191.7)
Depreciation and amortisation	(13.7)	(30.8)
Other expenses	(10.4)	(30.8)
Royalties	(14.6)	(14.9)
Profit (loss)	62.2	28.9
Group's share of profit before impairment	28.0	13.0
Groups share of impairment	46.9	0.0
Group's share of total comprehensive income after impairment	(18.9)	13.0
Property, plant and equipment	39.6	$ 39.6
Asanko Gold | Non-current assets held for sale
Disclosure of joint operations [line items]
Investment in joint ventures	0.0
Statement of financial position – Asanko
Investment in joint ventures	$ 0.0
Asanko Gold | 2020 impairment trigger
Statement of financial position – Asanko
Impairment loss recognised in joint venture			$ 52.8